Lease liabilities - Schedule of amounts recognized in statement of net income loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Presentation of leases for lessee [abstract]
Depreciation expense of right-of-use assets	R$ (1,034,823)	R$ (973,084)	R$ (790,737)
Interest expense on lease liabilities	(806,008)	(625,906)	(556,781)
Finance income on lease receivalbes	29,695	33,129	33,467
Expense relating to short-term leases	(79,855)	(34,434)	(35,619)
Total amount recognised	R$ (1,890,991)	R$ (1,600,295)	R$ (1,349,670)